Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
iREIT(R) - MarketVector Quality REIT Index ETF
Shareholder Report [Line Items]
Fund Name	iREIT® - MarketVector Quality REIT Index ETF
Class Name	iREIT® - MarketVector Quality REIT Index ETF
Trading Symbol	IRET
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the iREIT® - MarketVector Quality REIT Index ETF (the "Fund") for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iretetf.com/. You can also request this information by contacting us at (833) 216-0499 or by sending an e-mail request to info@rparetf.com.
Additional Information Phone Number	(833) 216-0499
Additional Information Email	info@rparetf.com
Additional Information Website	https://iretetf.com/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iREIT® - MarketVector Quality REIT Index ETF	$56	0.60%

The Fund commenced operations on March 5, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.60%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on March 5, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

IRET was launched on March 5, 2024 and during its first year of trading the Fund has performed below expectations. The Fund returned +4.13% compared with +11.4% for the Vanguard Real Estate ETF and +20.37% for the S&P 500®.

IRET is an ETF that uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the iREIT® - MarketVector™ Quality REIT Index (the "Index") utilizing proprietary methodology created by Wide Moat Indexes, LLC.

The Index is a rules-based index and construction of the Index begins with the selection of investments from an initial universe of U.S.-listed equity REITs across sectors such as healthcare, hotel, net lease, retail, diversified, technology, residential, self-storage, industrial, and office.

What factors influenced Performance?

Rising rates and sticky inflation have continued to generate volatility within the REIT sector, however fundamentals remain steady. The diversified property sector strategy allows IRET to mitigate risk while also achieving alpha utilizing the Indexes proprietary methodology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended January 31, 2025	Since Inception (3/5/2024)
iREIT® - MarketVector Quality REIT Index ETF - at NAV	4.13%
S&P 500® Total Return Index	20.37%

Performance Inception Date	Mar. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://iretetf.com/ for more recent performance information.
Net Assets	$ 5,014,000
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 18,480
Investment Company, Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$5,014
Number of Holdings	37
Total Advisory Fee Paid	$18,480
Portfolio Turnover	126%*

* Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

Security Type - Investments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
Welltower, Inc.	3.7
Cousins Properties, Inc.	3.5
Rexford Industrial Realty, Inc.	3.5
Simon Property Group, Inc.	3.4
AvalonBay Communities, Inc.	3.4
Lamar Advertising Co. - Class A	3.4
Agree Realty Corp.	3.4
Getty Realty Corp.	3.4
Regency Centers Corp.	3.4
Essex Property Trust, Inc.	3.4